Pension schemes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Schedule of Pension Expense Excluding Interest Amounts

The pension expense (excluding interest amounts) recognised in the income statement consists of:

	2019 £m	2018 £m	2017 £m
Defined benefit pension expense	11	47	4
Defined contribution pension expense	109	95	91
Total	120	142	95

Schedule of Defined Benefit Pension Schemes

The amounts recognised in the income statement in respect of defined benefit pension schemes during the year are presented by major scheme as follows:

	2019			2018			2017
	UK £m	US £m	Total £m	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Service cost	21	3	24	27	9	36	33	14	47
Settlement and past service (credits)/cost	(8)	(5)	(13)	11	—	11	(42)	(1)	(43)
Defined benefit pension expense	13	(2)	11	38	9	47	(9)	13	4
Net interest on net defined benefit obligation	9	3	12	6	3	9	10	5	15
Net defined benefit pension expense	22	1	23	44	12	56	1	18	19

Summary of Defined Benefit Pension Expense

The significant valuation assumptions, determined for each major scheme in conjunction with the respective independent actuaries, are presented below. The net defined benefit pension expense for each year is based on the assumptions and scheme valuations set at 31 December of the prior year.

AS AT 31 DECEMBER	2019		2018		2017
	UK	US	UK	US	UK	US
Discount rate	2.05%	3.25%	2.85%	4.20%	2.60%	3.55%
Inflation	2.95%	2.50%	3.15%	2.50%	3.15%	2.50%

Summary of Average Life Expectancy Assumptions

Mortality assumptions make allowance for future improvements in longevity and have been determined by reference to applicable mortality statistics. The average life expectancy assumptions are set out below:

AS AT 31 DECEMBER 2019	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	88	88
Member currently aged 45 years	86	87	89	89

Amounts Recognised in the Statement of Financial Position in Respect of Defined Benefit Pension Schemes

The amount recognised in the statement of financial position in respect of defined benefit pension schemes at the start and end of the year and the movements during the year were as follows:

	2019			2018
	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Defined benefit obligation
At start of year	(3,772)	(1,040)	(4,812)	(3,854)	(1,075)	(4,929)
Service cost	(21)	(3)	(24)	(27)	(9)	(36)
Past service credits/(cost)	8	5	13	(11)	—	(11)
Interest on pension scheme liabilities	(104)	(42)	(146)	(98)	(38)	(136)
Actuarial gain/(loss) on financial assumptions	(495)	(116)	(611)	91	85	176
Actuarial gain/(loss) arising from experience assumptions	22	(5)	17	4	2	6
Contributions by employees	(9)	—	(9)	(8)	—	(8)
Liabilities transferred on settlement	—	65	65	—	—	—
Benefits paid	120	77	197	131	56	187
Exchange translation differences	—	41	41	—	(61)	(61)
At end of year	(4,251)	(1,018)	(5,269)	(3,772)	(1,040)	(4,812)

Fair value of scheme assets
At start of year	3,413	966	4,379	3,589	1,012	4,601
Interest income on plan assets	95	39	134	92	35	127
Return on assets excluding amounts included in interest income	304	166	470	(184)	(89)	(273)
Contributions by employer	66	6	72	39	7	46
Contributions by employees	9	—	9	8	—	8
Assets transferred on settlement	—	(65)	(65)
Benefits paid	(120)	(77)	(197)	(131)	(56)	(187)
Exchange translation differences	—	(40)	(40)	—	57	57
At end of year	3,767	995	4,762	3,413	966	4,379

Opening net deficit	(359)	(74)	(433)	(265)	(63)	(328)
Service cost	(21)	(3)	(24)	(27)	(9)	(36)
Net interest on net defined benefit obligation	(9)	(3)	(12)	(6)	(3)	(9)
Settlement and past service credits/(cost)	8	5	13	(11)	—	(11)
Contributions by employer	66	6	72	39	7	46
Actuarial (losses)/gains	(169)	45	(124)	(89)	(2)	(91)
Exchange translation differences	—	1	1	—	(4)	(4)
Net pension obligation	(484)	(23)	(507)	(359)	(74)	(433)
Impact of asset ceiling	—	(13)	(13)	—	—	—
Overall net pension obligation	(484)	(36)	(520)	(359)	(74)	(433)

Summary of Net Pension Obligations and Net Pension Assets

A net pension asset has been recognised in relation to the US funded scheme after considering the guidance in IAS 19 – Employee

6 Pension schemes (continued)

Benefits and IFRIC 14. The split between net pension obligations and net pension assets is as follows:

	2019 £m	2018 £m
Net pension asset	45	6
Net pension obligation	(565)	(439)
Overall net pension obligation	(520)	(433)

Amounts Recognised in Statement of Comprehensive Income

Amounts recognised in the statement of comprehensive income are set out below:

	2019 £m	2018 £m	2017 £m
Gains and losses arising during the year:
Experience gains/(losses) on scheme liabilities	17	6	(38)
Experience gains/(losses) on scheme assets	470	(273)	287
Actuarial (losses)/gains on the present value of scheme liabilities due to changes in:
– discount rates	(743)	242	(102)
– inflation	142	—	69
– other actuarial assumptions	(10)	(66)	17
	(124)	(91)	233
Net cumulative losses at start of year	(704)	(613)	(846)
Net cumulative losses at end of year	(828)	(704)	(613)

Summary of Fair Value of Scheme Assets

Additionally a loss of £13m (2018: nil) is recognised in the statement of comprehensive income in relation to the asset ceiling.

The major categories and fair values of scheme assets at the end of the reporting period are as follows:

FAIR VALUE OF SCHEME ASSETS	2019			2018
	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Equities	1,358	126	1,484	1,128	115	1,243
Liability matching assets	1,414	850	2,264	1,363	831	2,194
Property funds and ground leases	715	—	715	723	—	723
Direct lending	182	—	182	151	—	151
Cash and cash equivalents	75	13	88	26	4	30
Other	32	6	29	22	16	38
Total	3,767	995	4,762	3,413	966	4,379

Sensitivity Analysis of Actuarial Assumptions	In particular, changes in assumptions for discount rates, inflation and life expectancies that are reasonably possible would have the following approximate effects on the defined benefit pension obligations:
£m
Increase/decrease of 0.25% in discount rate	228
Increase/decrease of 0.25% in the expected inflation rate	105
Increase/decrease of one year in assumed life expectancy	193